Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Note/Bond (Cost $156)	5.000%	5/15/2045	155	157
Corporate Bonds (13.9%)
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/2036	6,000	6,280
	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	10,825	7,269
					13,549
China (1.3%)
	China Construction Bank Corp.	2.850%	1/21/2032	8,195	7,990
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	8,000	8,322
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/2028	6,980	7,049
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	24,610	24,169
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	5,600	5,252
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/2027	9,694	9,567
					62,349
Colombia (0.7%)
	Ecopetrol SA	6.875%	4/29/2030	7,860	7,863
	Ecopetrol SA	7.750%	2/1/2032	6,921	6,901
	Ecopetrol SA	8.875%	1/13/2033	9,091	9,547
	Ecopetrol SA	8.375%	1/19/2036	7,336	7,260
	Ecopetrol SA	5.875%	5/28/2045	8,314	5,894
					37,465
Indonesia (0.4%)
	Freeport Indonesia PT	5.315%	4/14/2032	5,925	5,956
	Pertamina Persero PT	6.450%	5/30/2044	6,150	6,414
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	5,974	5,921
					18,291
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/2048	5,918	5,547
Malaysia (1.0%)
	Petronas Capital Ltd.	3.500%	4/21/2030	8,195	7,867
[1]	Petronas Capital Ltd.	4.950%	1/3/2031	7,425	7,546
[1]	Petronas Capital Ltd.	5.340%	4/3/2035	6,168	6,267
	Petronas Capital Ltd.	5.340%	4/3/2035	1,000	1,016
	Petronas Capital Ltd.	4.500%	3/18/2045	5,525	4,778
	Petronas Capital Ltd.	4.550%	4/21/2050	10,325	8,797
[1]	Petronas Capital Ltd.	5.848%	4/3/2055	7,100	7,156
	Petronas Capital Ltd.	3.404%	4/28/2061	6,675	4,377
					47,804
Mexico (3.8%)
	Mexico City Airport Trust	5.500%	7/31/2047	7,529	6,322
	Petroleos Mexicanos	6.875%	8/4/2026	9,968	10,013
	Petroleos Mexicanos	6.490%	1/23/2027	6,127	6,129
	Petroleos Mexicanos	6.500%	3/13/2027	15,955	15,944
	Petroleos Mexicanos	5.350%	2/12/2028	8,400	8,197
[2]	Petroleos Mexicanos	8.750%	6/2/2029	7,625	8,041
	Petroleos Mexicanos	6.840%	1/23/2030	9,346	9,199
	Petroleos Mexicanos	5.950%	1/28/2031	15,012	13,933
[2]	Petroleos Mexicanos	6.700%	2/16/2032	27,002	25,734
	Petroleos Mexicanos	10.000%	2/7/2033	7,843	8,739
	Petroleos Mexicanos	6.625%	6/15/2035	10,906	9,724
	Petroleos Mexicanos	6.500%	6/2/2041	6,215	4,915
	Petroleos Mexicanos	6.750%	9/21/2047	22,096	17,084
	Petroleos Mexicanos	6.350%	2/12/2048	6,315	4,686
	Petroleos Mexicanos	7.690%	1/23/2050	32,052	27,173
	Petroleos Mexicanos	6.950%	1/28/2060	15,108	11,631
					187,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/2047	8,075	5,395
Qatar (0.8%)
	Qatar Energy	1.375%	9/12/2026	6,315	6,105
	Qatar Energy	2.250%	7/12/2031	14,398	12,656
	Qatar Energy	3.125%	7/12/2041	13,586	10,142
	Qatar Energy	3.300%	7/12/2051	15,600	10,568
					39,471
Saudi Arabia (4.3%)
	Gaci First Investment Co.	5.000%	1/29/2029	7,019	7,104
	Gaci First Investment Co.	5.250%	1/29/2030	9,550	9,774
	Gaci First Investment Co.	4.750%	2/14/2030	6,930	6,963
	Gaci First Investment Co.	5.250%	10/13/2032	6,950	7,109
	Gaci First Investment Co.	5.250%	1/29/2034	6,830	6,927
	Gaci First Investment Co.	5.625%	7/29/2034	6,250	6,503
	Gaci First Investment Co.	4.875%	2/14/2035	8,473	8,359
	Gaci First Investment Co.	5.125%	2/14/2053	6,900	5,966
	Gaci First Investment Co.	5.375%	1/29/2054	5,915	5,286
[1]	SA Global Sukuk Ltd.	4.250%	10/2/2029	5,400	5,325
	SA Global Sukuk Ltd.	4.250%	10/2/2029	400	394
	SA Global Sukuk Ltd.	2.694%	6/17/2031	11,876	10,623
[1]	SA Global Sukuk Ltd.	4.750%	10/2/2034	5,225	5,120
	SA Global Sukuk Ltd.	4.750%	10/2/2034	875	859
	Saudi Arabian Oil Co.	3.500%	4/16/2029	11,774	11,378
[1]	Saudi Arabian Oil Co.	4.750%	6/2/2030	6,500	6,539
	Saudi Arabian Oil Co.	2.250%	11/24/2030	7,775	6,952
	Saudi Arabian Oil Co.	5.250%	7/17/2034	7,750	7,841
	Saudi Arabian Oil Co.	4.250%	4/16/2039	11,768	10,400
	Saudi Arabian Oil Co.	4.375%	4/16/2049	11,835	9,437
	Saudi Arabian Oil Co.	3.250%	11/24/2050	8,762	5,611
	Saudi Arabian Oil Co.	5.750%	7/17/2054	8,216	7,728
[1]	Saudi Arabian Oil Co.	6.375%	6/2/2055	9,600	9,697
	Saudi Arabian Oil Co.	5.875%	7/17/2064	7,775	7,242
	Saudi Arabian Oil Co.	3.500%	11/24/2070	8,750	5,284
	Saudi Electricity Sukuk Programme Co.	5.225%	2/18/2030	5,875	5,980
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/2053	6,020	5,776
	Suci Second Investment Co.	4.375%	9/10/2027	5,895	5,869
	Suci Second Investment Co.	6.000%	10/25/2028	8,930	9,306
	Suci Second Investment Co.	5.171%	3/5/2031	7,961	8,128
					209,480
United Arab Emirates (1.1%)
[2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/2047	8,750	7,909
	Adnoc Murban Rsc Ltd.	4.500%	9/11/2034	5,700	5,588
[1]	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	5,700	5,240
[1]	Adnoc Murban Sukuk Ltd.	4.750%	5/6/2035	6,650	6,608
	DP World Crescent Ltd.	5.500%	9/13/2033	5,930	6,054
[1]	DP World Crescent Ltd.	5.500%	5/8/2035	5,800	5,918
[1]	DP World Ltd.	6.850%	7/2/2037	6,970	7,734
	MDGH GMTN RSC Ltd.	3.700%	11/7/2049	6,048	4,467
	MDGH GMTN RSC Ltd.	3.950%	5/21/2050	7,975	6,119
					55,637
Total Corporate Bonds (Cost $717,997)					682,452
Sovereign Bonds (84.2%)
Angola (0.6%)
	Republic of Angola	8.250%	5/9/2028	6,967	6,739
	Republic of Angola	8.000%	11/26/2029	6,923	6,460
	Republic of Angola	8.750%	4/14/2032	6,925	6,294
	Republic of Angola	9.375%	5/8/2048	6,950	5,648
	Republic of Angola	9.125%	11/26/2049	5,132	4,067
					29,208
Argentina (3.6%)
	Provincia de Buenos Aires	6.625%	9/1/2037	23,241	16,489
	Republic of Argentina	1.000%	7/9/2029	8,441	6,836
	Republic of Argentina	5.000%	1/9/2038	45,462	31,763
[3]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/2030	51,267	39,475
[3]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/2046	7,953	5,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/2035	81,651	53,671
[3]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/2041	41,747	25,364
					178,669
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/2029	1,950	1,795
	Republic of Armenia	3.600%	2/2/2031	2,775	2,414
[1]	Republic of Armenia	6.750%	3/12/2035	3,175	3,106
					7,315
Azerbaijan (0.1%)
[2]	Republic of Azerbaijan	3.500%	9/1/2032	4,310	3,939
Bahamas (0.1%)
[2]	Commonwealth of Bahamas	8.950%	10/15/2032	2,588	2,750
[1]	Commonwealth of Bahamas	8.250%	6/24/2036	4,150	4,211
					6,961
Bahrain (1.8%)
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/2027	3,941	3,879
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/2027	3,954	3,824
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/2029	3,923	3,705
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/2030	3,950	4,058
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/2031	3,983	4,068
[1]	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	4,910	4,953
[1]	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	5,802	5,851
	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	1,000	1,007
	Kingdom of Bahrain	4.250%	1/25/2028	1,975	1,913
	Kingdom of Bahrain	7.000%	10/12/2028	6,300	6,508
	Kingdom of Bahrain	6.750%	9/20/2029	4,978	5,113
	Kingdom of Bahrain	7.375%	5/14/2030	3,983	4,181
	Kingdom of Bahrain	5.625%	9/30/2031	4,045	3,914
	Kingdom of Bahrain	5.450%	9/16/2032	3,975	3,755
	Kingdom of Bahrain	5.250%	1/25/2033	4,155	3,870
	Kingdom of Bahrain	5.500%	8/1/2033	3,983	3,702
	Kingdom of Bahrain	5.625%	5/18/2034	4,122	3,845
	Kingdom of Bahrain	7.750%	4/18/2035	4,100	4,402
	Kingdom of Bahrain	7.500%	2/12/2036	4,100	4,318
[1]	Kingdom of Bahrain	7.500%	7/7/2037	2,877	3,004
	Kingdom of Bahrain	6.000%	9/19/2044	4,945	4,248
	Kingdom of Bahrain	7.500%	9/20/2047	3,584	3,647
	Kingdom of Bahrain	6.250%	1/25/2051	1,991	1,717
					89,482
Barbados (0.0%)
[1,2]	Government of Barbados	8.000%	6/26/2035	1,910	1,909
Benin (0.1%)
[2]	Republic of Benin	7.960%	2/13/2038	2,800	2,708
[1,2]	Republic of Benin	8.375%	1/23/2041	2,200	2,165
					4,873
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/2027	2,460	2,424
	Government of Bermuda	2.375%	8/20/2030	2,480	2,211
	Government of Bermuda	5.000%	7/15/2032	3,785	3,753
	Government of Bermuda	3.375%	8/20/2050	2,680	1,791
					10,179
Bolivia (0.1%)
[2]	Bolivian Government	4.500%	3/20/2028	4,866	3,697
	Bolivian Government	7.500%	3/2/2030	4,030	3,061
					6,758
Brazil (3.2%)
	Federative Republic of Brazil	10.125%	5/15/2027	3,059	3,353
	Federative Republic of Brazil	4.625%	1/13/2028	11,807	11,759
	Federative Republic of Brazil	4.500%	5/30/2029	7,880	7,713
	Federative Republic of Brazil	3.875%	6/12/2030	13,945	13,143
	Federative Republic of Brazil	5.500%	11/6/2030	5,974	5,983
	Federative Republic of Brazil	6.250%	3/18/2031	7,965	8,189
	Federative Republic of Brazil	3.750%	9/12/2031	5,857	5,256
	Federative Republic of Brazil	6.125%	1/22/2032	7,875	8,008
	Federative Republic of Brazil	6.000%	10/20/2033	8,881	8,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federative Republic of Brazil	8.250%	1/20/2034	5,443	6,219
	Federative Republic of Brazil	6.125%	3/15/2034	8,850	8,756
	Federative Republic of Brazil	6.625%	3/15/2035	15,121	15,186
	Federative Republic of Brazil	7.125%	1/20/2037	6,947	7,461
	Federative Republic of Brazil	5.625%	1/7/2041	8,800	7,854
	Federative Republic of Brazil	5.000%	1/27/2045	13,123	9,929
	Federative Republic of Brazil	5.625%	2/21/2047	11,362	9,228
	Federative Republic of Brazil	4.750%	1/14/2050	15,844	11,149
	Federative Republic of Brazil	7.125%	5/13/2054	8,809	8,458
					156,425
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/2037	6,060	5,891
Cameroon (0.0%)
[2]	Republic of Cameroon	9.500%	7/31/2031	2,200	2,064
Chile (2.0%)
	Republic of Chile	2.750%	1/31/2027	5,641	5,503
	Republic of Chile	3.240%	2/6/2028	6,959	6,765
	Republic of Chile	4.850%	1/22/2029	6,901	6,987
	Republic of Chile	2.450%	1/31/2031	6,222	5,558
	Republic of Chile	2.550%	1/27/2032	5,675	4,971
	Republic of Chile	2.550%	7/27/2033	8,862	7,467
	Republic of Chile	3.500%	1/31/2034	6,150	5,516
	Republic of Chile	4.950%	1/5/2036	6,561	6,427
	Republic of Chile	5.650%	1/13/2037	6,360	6,569
	Republic of Chile	3.100%	5/7/2041	10,685	7,895
	Republic of Chile	4.340%	3/7/2042	7,894	6,807
	Republic of Chile	3.860%	6/21/2047	4,155	3,194
	Republic of Chile	3.500%	1/25/2050	9,250	6,524
	Republic of Chile	4.000%	1/31/2052	3,937	3,003
	Republic of Chile	3.500%	4/15/2053	6,006	4,179
	Republic of Chile	5.330%	1/5/2054	5,825	5,469
	Republic of Chile	3.100%	1/22/2061	7,975	4,790
	Republic of Chile	3.250%	9/21/2071	4,178	2,519
					100,143
China (0.8%)
	China Government Bond	1.250%	10/26/2026	250	242
	China Government Bond	2.625%	11/2/2027	3,484	3,410
	China Government Bond	4.125%	11/20/2027	2,400	2,429
	China Government Bond	3.500%	10/19/2028	4,230	4,174
	China Government Bond	4.250%	11/20/2029	400	411
	China Government Bond	2.125%	12/3/2029	8,725	8,230
	China Government Bond	1.200%	10/21/2030	9,386	8,332
	China Government Bond	1.750%	10/26/2031	4,650	4,175
	China Government Bond	2.750%	12/3/2039	2,175	1,856
	China Government Bond	4.000%	10/19/2048	2,750	2,545
	China Government Bond	2.250%	10/21/2050	1,899	1,255
	China Government Bond	2.500%	10/26/2051	2,475	1,714
					38,773
Colombia (3.0%)
	Republic of Colombia	3.875%	4/25/2027	7,237	7,096
	Republic of Colombia	4.500%	3/15/2029	7,769	7,438
	Republic of Colombia	3.000%	1/30/2030	6,070	5,331
	Republic of Colombia	7.375%	4/25/2030	7,567	7,928
	Republic of Colombia	3.125%	4/15/2031	10,092	8,480
	Republic of Colombia	3.250%	4/22/2032	7,834	6,354
	Republic of Colombia	8.000%	4/20/2033	6,047	6,360
	Republic of Colombia	7.500%	2/2/2034	8,598	8,728
	Republic of Colombia	8.500%	4/25/2035	7,989	8,452
	Republic of Colombia	8.000%	11/14/2035	7,556	7,752
	Republic of Colombia	7.750%	11/7/2036	7,820	7,803
	Republic of Colombia	7.375%	9/18/2037	7,091	6,908
	Republic of Colombia	6.125%	1/18/2041	9,818	8,222
	Republic of Colombia	4.125%	2/22/2042	3,937	2,579
	Republic of Colombia	5.625%	2/26/2044	10,200	7,746
	Republic of Colombia	5.000%	6/15/2045	17,869	12,473
	Republic of Colombia	5.200%	5/15/2049	11,205	7,735
	Republic of Colombia	4.125%	5/15/2051	5,945	3,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Colombia	8.750%	11/14/2053	7,621	7,739
	Republic of Colombia	8.375%	11/7/2054	6,500	6,331
	Republic of Colombia	3.875%	2/15/2061	5,684	3,110
					148,104
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/2031	4,723	4,857
[2]	Republic of Costa Rica	6.550%	4/3/2034	5,935	6,187
	Republic of Costa Rica	5.625%	4/30/2043	2,081	1,865
	Republic of Costa Rica	7.000%	4/4/2044	4,030	4,115
	Republic of Costa Rica	7.158%	3/12/2045	5,161	5,337
[2]	Republic of Costa Rica	7.300%	11/13/2054	6,006	6,237
					28,598
Dominican Republic (2.1%)
	Dominican Republic	5.950%	1/25/2027	6,843	6,904
	Dominican Republic	6.000%	7/19/2028	5,121	5,214
	Dominican Republic	5.500%	2/22/2029	7,097	7,088
	Dominican Republic	4.500%	1/30/2030	7,967	7,599
	Dominican Republic	7.050%	2/3/2031	4,779	5,029
	Dominican Republic	4.875%	9/23/2032	12,090	11,182
	Dominican Republic	6.000%	2/22/2033	7,081	7,039
[1]	Dominican Republic	6.600%	6/1/2036	2,700	2,739
	Dominican Republic	6.600%	6/1/2036	200	203
[1]	Dominican Republic	6.950%	3/15/2037	7,730	7,923
	Dominican Republic	6.950%	3/15/2037	210	215
	Dominican Republic	5.300%	1/21/2041	6,030	5,220
	Dominican Republic	7.450%	4/30/2044	5,900	6,215
	Dominican Republic	6.850%	1/27/2045	8,155	8,157
	Dominican Republic	6.500%	2/15/2048	4,057	3,892
	Dominican Republic	6.400%	6/5/2049	5,930	5,643
[1]	Dominican Republic	7.150%	2/24/2055	3,970	4,033
	Dominican Republic	5.875%	1/30/2060	12,745	10,723
					105,018
Ecuador (0.8%)
[2]	Republic of Ecuador	0.000%	7/31/2030	4,532	3,255
	Republic of Ecuador	6.900%	7/31/2030	12,138	10,639
	Republic of Ecuador	6.900%	7/31/2035	25,898	19,308
[3]	Republic of Ecuador, 5.500% coupon rate effective 7/31/26	5.000%	7/31/2040	11,880	7,441
					40,643
Egypt (1.8%)
	Arab Republic of Egypt	7.500%	1/31/2027	7,965	8,058
	Arab Republic of Egypt	5.800%	9/30/2027	4,475	4,395
	Arab Republic of Egypt	6.588%	2/21/2028	5,000	4,996
	Arab Republic of Egypt	7.600%	3/1/2029	6,020	6,079
[1]	Arab Republic of Egypt	8.625%	2/4/2030	2,650	2,697
	Arab Republic of Egypt	8.625%	2/4/2030	2,550	2,596
	Arab Republic of Egypt	5.875%	2/16/2031	5,950	5,270
	Arab Republic of Egypt	7.053%	1/15/2032	4,075	3,749
	Arab Republic of Egypt	7.625%	5/29/2032	6,969	6,550
[1]	Arab Republic of Egypt	9.450%	2/4/2033	2,475	2,522
	Arab Republic of Egypt	9.450%	2/4/2033	450	459
	Arab Republic of Egypt	7.300%	9/30/2033	4,475	4,011
	Arab Republic of Egypt	6.875%	4/30/2040	2,255	1,799
	Arab Republic of Egypt	8.500%	1/31/2047	10,101	8,250
	Arab Republic of Egypt	7.903%	2/21/2048	5,974	4,637
	Arab Republic of Egypt	8.700%	3/1/2049	6,130	5,060
	Arab Republic of Egypt	8.875%	5/29/2050	8,015	6,705
	Arab Republic of Egypt	8.750%	9/30/2051	2,950	2,435
	Arab Republic of Egypt	8.150%	11/20/2059	1,750	1,353
	Arab Republic of Egypt	7.500%	2/16/2061	6,550	4,796
					86,417
El Salvador (0.5%)
	Republic of El Salvador	8.625%	2/28/2029	2,009	2,086
[2]	Republic of El Salvador	9.250%	4/17/2030	3,957	4,192
	Republic of El Salvador	8.250%	4/10/2032	1,999	2,042
	Republic of El Salvador	7.650%	6/15/2035	3,623	3,478
	Republic of El Salvador	7.625%	2/1/2041	1,850	1,673
	Republic of El Salvador	7.125%	1/20/2050	3,060	2,501
	Republic of El Salvador	9.500%	7/15/2052	3,520	3,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Republic of El Salvador	9.650%	11/21/2054	3,850	3,946
[2]	Republic of El Salvador	9.650%	11/21/2054	150	154
					23,629
Gabon (0.1%)
	Republic of Gabon	9.500%	2/18/2029	2,300	2,154
[2]	Republic of Gabon	6.625%	2/6/2031	3,550	2,917
	Republic of Gabon	7.000%	11/24/2031	2,037	1,668
					6,739
Ghana (0.6%)
[1,2]	Republic of Ghana	0.000%	1/3/2030	1,968	1,638
[2]	Republic of Ghana	0.000%	1/3/2030	210	175
[1,2]	Republic of Ghana	1.500%	1/3/2037	4,505	2,108
[1,3]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/2029	11,099	10,544
[3]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/2029	381	363
[1,3]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/2035	14,834	11,905
[3]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/2035	1,874	1,505
					28,238
Guatemala (0.8%)
	Republic of Guatemala	4.375%	6/5/2027	1,991	1,959
	Republic of Guatemala	4.875%	2/13/2028	2,788	2,760
	Republic of Guatemala	5.250%	8/10/2029	2,163	2,151
[2]	Republic of Guatemala	4.900%	6/1/2030	1,800	1,768
	Republic of Guatemala	6.050%	8/6/2031	2,651	2,704
	Republic of Guatemala	5.375%	4/24/2032	1,719	1,687
	Republic of Guatemala	7.050%	10/4/2032	2,050	2,193
	Republic of Guatemala	3.700%	10/7/2033	1,879	1,601
	Republic of Guatemala	6.600%	6/13/2036	3,850	3,942
[1]	Republic of Guatemala	6.250%	8/15/2036	3,336	3,351
	Republic of Guatemala	6.550%	2/6/2037	3,200	3,250
	Republic of Guatemala	4.650%	10/7/2041	1,991	1,588
[2]	Republic of Guatemala	6.125%	6/1/2050	5,681	5,185
[1]	Republic of Guatemala	6.875%	8/15/2055	2,900	2,881
					37,020
Honduras (0.2%)
	Republic of Honduras	6.250%	1/19/2027	2,860	2,853
	Republic of Honduras	5.625%	6/24/2030	2,400	2,269
[1]	Republic of Honduras	8.625%	11/27/2034	2,540	2,656
	Republic of Honduras	8.625%	11/27/2034	200	209
					7,987
Hungary (1.6%)
	Republic of Hungary	6.125%	5/22/2028	8,468	8,749
	Republic of Hungary	5.250%	6/16/2029	7,125	7,210
[1]	Republic of Hungary	5.375%	9/26/2030	5,960	6,029
	Republic of Hungary	2.125%	9/22/2031	8,705	7,287
	Republic of Hungary	6.250%	9/22/2032	6,960	7,296
	Republic of Hungary	5.500%	6/16/2034	4,605	4,556
[1]	Republic of Hungary	6.000%	9/26/2035	5,100	5,141
	Republic of Hungary	5.500%	3/26/2036	9,520	9,218
	Republic of Hungary	7.625%	3/29/2041	6,314	7,197
	Republic of Hungary	3.125%	9/21/2051	7,190	4,320
	Republic of Hungary	6.750%	9/25/2052	4,625	4,773
[1]	Republic of Hungary	6.750%	9/23/2055	6,700	6,783
					78,559
Indonesia (5.7%)
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/2027	7,465	7,465
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/2027	6,600	6,634
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/2028	7,190	7,228
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/2028	3,680	3,812
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	4,660	4,684
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/2029	2,600	2,659
[1]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	3,675	3,762
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/2030	3,885	3,597
[1]	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	4,200	4,209
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/2031	3,597	3,208
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/2032	5,675	5,666
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/2033	4,050	4,233
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/2034	3,700	3,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,475	2,513
	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	1,100	1,117
[1]	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	4,500	4,524
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/2050	2,800	2,088
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	2,800	2,000
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	2,250	2,204
[1]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	2,625	2,601
	Republic of Indonesia	4.350%	1/8/2027	4,625	4,635
	Republic of Indonesia	3.850%	7/18/2027	3,970	3,946
	Republic of Indonesia	4.150%	9/20/2027	2,875	2,875
	Republic of Indonesia	3.500%	1/11/2028	5,061	4,980
	Republic of Indonesia	4.550%	1/11/2028	4,375	4,403
	Republic of Indonesia	4.100%	4/24/2028	3,975	3,966
	Republic of Indonesia	4.750%	2/11/2029	4,508	4,579
	Republic of Indonesia	4.400%	3/10/2029	2,115	2,124
	Republic of Indonesia	3.400%	9/18/2029	3,050	2,948
	Republic of Indonesia	5.250%	1/15/2030	3,500	3,623
	Republic of Indonesia	2.850%	2/14/2030	4,719	4,418
	Republic of Indonesia	3.850%	10/15/2030	6,825	6,658
	Republic of Indonesia	1.850%	3/12/2031	5,075	4,392
	Republic of Indonesia	2.150%	7/28/2031	4,975	4,324
	Republic of Indonesia	3.550%	3/31/2032	4,100	3,817
	Republic of Indonesia	4.650%	9/20/2032	5,750	5,700
	Republic of Indonesia	4.850%	1/11/2033	4,955	4,953
	Republic of Indonesia	4.700%	2/10/2034	2,665	2,612
	Republic of Indonesia	4.750%	9/10/2034	4,650	4,568
	Republic of Indonesia	5.600%	1/15/2035	4,525	4,722
	Republic of Indonesia	8.500%	10/12/2035	6,300	7,950
	Republic of Indonesia	6.625%	2/17/2037	6,287	6,995
	Republic of Indonesia	7.750%	1/17/2038	7,739	9,435
	Republic of Indonesia	5.250%	1/17/2042	8,770	8,664
	Republic of Indonesia	4.625%	4/15/2043	6,060	5,506
	Republic of Indonesia	6.750%	1/15/2044	8,035	9,083
	Republic of Indonesia	5.125%	1/15/2045	8,101	7,812
	Republic of Indonesia	5.950%	1/8/2046	5,066	5,296
	Republic of Indonesia	5.250%	1/8/2047	5,900	5,729
	Republic of Indonesia	4.750%	7/18/2047	4,380	3,981
	Republic of Indonesia	4.350%	1/11/2048	7,030	5,954
	Republic of Indonesia	5.350%	2/11/2049	4,123	4,012
	Republic of Indonesia	3.700%	10/30/2049	4,105	3,079
	Republic of Indonesia	3.500%	2/14/2050	3,225	2,327
	Republic of Indonesia	4.200%	10/15/2050	6,925	5,621
	Republic of Indonesia	3.050%	3/12/2051	8,775	5,815
	Republic of Indonesia	4.300%	3/31/2052	2,923	2,386
	Republic of Indonesia	5.450%	9/20/2052	2,115	2,052
	Republic of Indonesia	5.650%	1/11/2053	3,130	3,114
	Republic of Indonesia	5.100%	2/10/2054	3,825	3,562
	Republic of Indonesia	5.150%	9/10/2054	2,825	2,656
	Republic of Indonesia	3.200%	9/23/2061	2,850	1,797
	Republic of Indonesia	4.450%	4/15/2070	4,085	3,261
	Republic of Indonesia	3.350%	3/12/2071	3,450	2,202
					280,480
Iraq (0.1%)
[2]	Republic of Iraq	5.800%	1/15/2028	3,358	3,336
Ivory Coast (0.5%)
[2]	Ivory Coast	6.375%	3/3/2028	1,904	1,917
[2]	Ivory Coast	7.625%	1/30/2033	4,100	4,105
[2]	Ivory Coast	6.125%	6/15/2033	4,600	4,247
[2]	Ivory Coast	8.250%	1/30/2037	6,275	6,196
[1,2]	Republic of Cote d'Ivoire	8.075%	4/1/2036	7,387	7,274
					23,739
Jamaica (0.4%)
[2]	Jamaica	6.750%	4/28/2028	5,065	5,249
[2]	Jamaica	8.000%	3/15/2039	5,065	5,938
	Jamaica	7.875%	7/28/2045	7,205	8,412
					19,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jordan (0.4%)
	Kingdom of Jordan	5.750%	1/31/2027	4,000	3,992
	Kingdom of Jordan	7.750%	1/15/2028	2,560	2,658
	Kingdom of Jordan	7.500%	1/13/2029	5,100	5,269
	Kingdom of Jordan	5.850%	7/7/2030	5,011	4,886
	Kingdom of Jordan	7.375%	10/10/2047	3,925	3,583
					20,388
Kazakhstan (0.5%)
[1]	Republic of Kazakhstan	5.000%	7/1/2032	5,372	5,379
	Republic of Kazakhstan	4.714%	4/9/2035	5,750	5,577
[1]	Republic of Kazakhstan	5.500%	7/1/2037	5,400	5,405
	Republic of Kazakhstan	4.875%	10/14/2044	2,950	2,649
	Republic of Kazakhstan	4.875%	10/14/2044	700	629
	Republic of Kazakhstan	6.500%	7/21/2045	5,685	6,124
					25,763
Kenya (0.6%)
	Republic of Kenya	7.250%	2/28/2028	3,975	3,936
	Republic of Kenya	9.750%	2/16/2031	5,750	5,926
	Republic of Kenya	8.000%	5/22/2032	4,600	4,380
	Republic of Kenya	6.300%	1/23/2034	4,198	3,462
[1]	Republic of Kenya	9.500%	3/5/2036	6,475	6,219
	Republic of Kenya	8.250%	2/28/2048	3,775	3,142
					27,065
Kuwait (0.4%)
	Kuwait	3.500%	3/20/2027	17,765	17,542
Kyrgyzstan (0.1%)
[1]	Kyrgyz Republic International Bond	7.750%	6/3/2030	2,800	2,809
Lebanon (0.1%)
[4]	Lebanon Republic	6.600%	11/27/2026	6,345	1,180
[4]	Lebanon Republic	6.850%	3/23/2027	5,075	944
[4]	Lebanon Republic	6.750%	11/29/2027	4,044	753
[4]	Lebanon Republic	6.650%	11/3/2028	3,580	666
[4]	Lebanon Republic	6.850%	5/25/2029	4,040	750
[4]	Lebanon Republic	6.650%	2/26/2030	5,655	1,054
[4]	Lebanon Republic	7.000%	3/23/2032	4,020	749
[4]	Lebanon Republic	7.050%	11/2/2035	2,585	481
[4]	Lebanon Republic	7.250%	3/23/2037	2,980	557
					7,134
Malaysia (0.2%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/2045	1,897	1,667
	Malaysia Sukuk Global Bhd.	4.080%	4/27/2046	2,050	1,755
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/2031	2,975	2,641
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/2051	2,200	1,540
					7,603
Mexico (7.0%)
[1,5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	47,805	48,125
	United Mexican States	4.150%	3/28/2027	7,532	7,488
	United Mexican States	3.750%	1/11/2028	6,568	6,431
	United Mexican States	5.400%	2/9/2028	4,500	4,568
	United Mexican States	4.500%	4/22/2029	10,678	10,531
	United Mexican States	5.000%	5/7/2029	3,160	3,163
	United Mexican States	3.250%	4/16/2030	7,997	7,380
	United Mexican States	6.000%	5/13/2030	6,785	7,014
	United Mexican States	2.659%	5/24/2031	11,937	10,320
	United Mexican States	8.300%	8/15/2031	4,125	4,865
	United Mexican States	4.750%	4/27/2032	9,690	9,196
	United Mexican States	5.850%	7/2/2032	15,730	15,829
	United Mexican States	7.500%	4/8/2033	3,066	3,387
	United Mexican States	4.875%	5/19/2033	8,775	8,248
	United Mexican States	3.500%	2/12/2034	11,423	9,588
	United Mexican States	6.750%	9/27/2034	6,755	7,148
	United Mexican States	6.350%	2/9/2035	10,952	11,135
	United Mexican States	6.000%	5/7/2036	15,931	15,654
	United Mexican States	6.875%	5/13/2037	15,050	15,578
	United Mexican States	6.625%	1/29/2038	13,009	13,088
	United Mexican States	6.050%	1/11/2040	10,513	10,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.280%	8/14/2041	9,822	7,535
	United Mexican States	4.750%	3/8/2044	14,626	11,523
	United Mexican States	5.550%	1/21/2045	11,237	10,047
	United Mexican States	4.600%	1/23/2046	9,485	7,150
	United Mexican States	4.350%	1/15/2047	5,106	3,674
	United Mexican States	4.600%	2/10/2048	7,368	5,464
	United Mexican States	4.500%	1/31/2050	7,921	5,742
	United Mexican States	5.000%	4/27/2051	9,869	7,623
	United Mexican States	4.400%	2/12/2052	8,788	6,144
	United Mexican States	6.338%	5/4/2053	11,700	10,700
	United Mexican States	6.400%	5/7/2054	9,930	9,111
	United Mexican States	7.375%	5/13/2055	9,944	10,244
	United Mexican States	3.771%	5/24/2061	12,061	7,058
	United Mexican States	3.750%	4/19/2071	11,933	6,749
	United Mexican States	5.750%	10/12/2110	10,652	8,412
					345,926
Mongolia (0.1%)
	Mongolia	8.650%	1/19/2028	2,150	2,271
[1]	Mongolia	6.625%	2/25/2030	1,750	1,745
	Mongolia	6.625%	2/25/2030	200	199
	Mongolia	4.450%	7/7/2031	1,900	1,674
					5,889
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/2031	2,950	3,063
Morocco (0.5%)
	Kingdom of Morocco	2.375%	12/15/2027	2,925	2,772
	Kingdom of Morocco	5.950%	3/8/2028	4,900	5,036
	Kingdom of Morocco	3.000%	12/15/2032	4,025	3,433
	Kingdom of Morocco	6.500%	9/8/2033	5,025	5,325
	Kingdom of Morocco	5.500%	12/11/2042	2,960	2,697
	Kingdom of Morocco	4.000%	12/15/2050	5,000	3,451
					22,714
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/2031	3,585	3,125
Nigeria (1.3%)
	Republic of Nigeria	6.500%	11/28/2027	6,000	5,976
	Republic of Nigeria	6.125%	9/28/2028	5,010	4,873
	Republic of Nigeria	8.375%	3/24/2029	4,900	5,028
	Republic of Nigeria	7.143%	2/23/2030	5,000	4,863
	Republic of Nigeria	8.747%	1/21/2031	3,922	4,031
[1]	Republic of Nigeria	9.625%	6/9/2031	2,139	2,285
	Republic of Nigeria	9.625%	6/9/2031	700	748
	Republic of Nigeria	7.875%	2/16/2032	6,000	5,848
	Republic of Nigeria	7.375%	9/28/2033	5,953	5,498
[1]	Republic of Nigeria	10.375%	12/9/2034	5,050	5,419
	Republic of Nigeria	10.375%	12/9/2034	900	967
	Republic of Nigeria	7.696%	2/23/2038	4,867	4,322
	Republic of Nigeria	7.625%	11/28/2047	6,136	5,005
	Republic of Nigeria	9.248%	1/21/2049	3,150	3,008
	Republic of Nigeria	8.250%	9/28/2051	4,875	4,170
					62,041
Oman (1.5%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/2030	7,058	7,174
	Sultanate of Oman	5.375%	3/8/2027	6,543	6,616
	Sultanate of Oman	6.750%	10/28/2027	5,510	5,757
	Sultanate of Oman	5.625%	1/17/2028	9,500	9,707
	Sultanate of Oman	6.000%	8/1/2029	8,722	9,151
	Sultanate of Oman	6.250%	1/25/2031	6,520	6,990
	Sultanate of Oman	7.375%	10/28/2032	4,072	4,690
	Sultanate of Oman	6.500%	3/8/2047	7,965	8,412
	Sultanate of Oman	6.750%	1/17/2048	10,900	11,692
	Sultanate of Oman	7.000%	1/25/2051	4,000	4,431
					74,620
Pakistan (0.4%)
	Islamic Republic of Pakistan	6.875%	12/5/2027	5,950	5,833
	Islamic Republic of Pakistan	7.375%	4/8/2031	5,525	5,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Islamic Republic of Pakistan	8.875%	4/8/2051	3,420	2,970
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	3,766	3,785
					17,786
Panama (2.0%)
	Republic of Panama	8.875%	9/30/2027	3,883	4,197
	Republic of Panama	3.875%	3/17/2028	4,990	4,830
	Republic of Panama	9.375%	4/1/2029	3,789	4,252
	Republic of Panama	3.160%	1/23/2030	6,263	5,639
	Republic of Panama	7.500%	3/1/2031	4,490	4,805
	Republic of Panama	2.252%	9/29/2032	9,994	7,649
	Republic of Panama	3.298%	1/19/2033	3,937	3,237
	Republic of Panama	6.400%	2/14/2035	8,581	8,436
[2]	Republic of Panama	6.700%	1/26/2036	8,035	8,057
	Republic of Panama	6.875%	1/31/2036	3,950	3,962
	Republic of Panama	8.000%	3/1/2038	4,909	5,314
[2]	Republic of Panama	4.500%	5/15/2047	4,591	3,214
[2]	Republic of Panama	4.500%	4/16/2050	10,020	6,848
[2]	Republic of Panama	4.300%	4/29/2053	7,015	4,598
	Republic of Panama	6.853%	3/28/2054	5,520	5,134
	Republic of Panama	4.500%	4/1/2056	9,749	6,437
	Republic of Panama	7.875%	3/1/2057	2,976	3,103
[2]	Republic of Panama	3.870%	7/23/2060	11,943	6,941
	Republic of Panama	4.500%	1/19/2063	5,838	3,831
					100,484
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/2028	2,000	2,050
Paraguay (0.5%)
[2]	Republic of Paraguay	4.950%	4/28/2031	4,260	4,228
	Republic of Paraguay	2.739%	1/29/2033	2,565	2,188
	Republic of Paraguay	3.849%	6/28/2033	1,859	1,682
	Republic of Paraguay	5.850%	8/21/2033	1,764	1,804
[2]	Republic of Paraguay	6.000%	2/9/2036	1,980	2,028
	Republic of Paraguay	6.100%	8/11/2044	3,930	3,813
	Republic of Paraguay	5.600%	3/13/2048	2,160	1,940
[2]	Republic of Paraguay	5.400%	3/30/2050	4,735	4,124
[1]	Republic of Paraguay	6.650%	3/4/2055	2,350	2,381
					24,188
Peru (1.8%)
	Republic of Peru	2.783%	1/23/2031	11,135	10,011
	Republic of Peru	1.862%	12/1/2032	4,075	3,267
	Republic of Peru	8.750%	11/21/2033	8,637	10,580
	Republic of Peru	3.000%	1/15/2034	8,942	7,520
	Republic of Peru	5.375%	2/8/2035	5,180	5,158
	Republic of Peru	5.500%	3/30/2036	6,664	6,634
[2]	Republic of Peru	6.550%	3/14/2037	4,486	4,860
	Republic of Peru	3.300%	3/11/2041	5,195	3,874
	Republic of Peru	5.625%	11/18/2050	10,141	9,586
	Republic of Peru	3.550%	3/10/2051	6,614	4,474
	Republic of Peru	5.875%	8/8/2054	6,755	6,489
	Republic of Peru	6.200%	6/30/2055	6,292	6,309
	Republic of Peru	2.780%	12/1/2060	7,336	3,887
	Republic of Peru	3.600%	1/15/2072	3,501	2,130
	Republic of Peru	3.230%	7/28/2121	3,483	1,839
					86,618
Philippines (3.1%)
	Republic of Philippines	3.229%	3/29/2027	1,750	1,717
	Republic of Philippines	5.170%	10/13/2027	2,150	2,183
	Republic of Philippines	3.000%	2/1/2028	7,927	7,666
	Republic of Philippines	4.625%	7/17/2028	2,025	2,038
	Republic of Philippines	3.750%	1/14/2029	5,875	5,752
	Republic of Philippines	9.500%	2/2/2030	7,994	9,633
	Republic of Philippines	4.375%	3/5/2030	2,050	2,052
	Republic of Philippines	2.457%	5/5/2030	4,000	3,661
	Republic of Philippines	7.750%	1/14/2031	7,092	8,199
	Republic of Philippines	1.648%	6/10/2031	4,925	4,195
	Republic of Philippines	1.950%	1/6/2032	2,987	2,529
	Republic of Philippines	6.375%	1/15/2032	4,055	4,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Philippines	3.556%	9/29/2032	3,025	2,805
	Republic of Philippines	5.609%	4/13/2033	2,950	3,078
	Republic of Philippines	5.000%	7/17/2033	4,950	4,978
	Republic of Philippines	5.250%	5/14/2034	3,850	3,926
	Republic of Philippines	6.375%	10/23/2034	7,649	8,423
	Republic of Philippines	5.500%	2/4/2035	4,822	5,025
	Republic of Philippines	4.750%	3/5/2035	4,500	4,421
	Republic of Philippines	5.000%	1/13/2037	5,299	5,271
	Republic of Philippines	3.950%	1/20/2040	8,025	6,944
	Republic of Philippines	3.700%	3/1/2041	7,975	6,544
	Republic of Philippines	3.700%	2/2/2042	8,020	6,460
	Republic of Philippines	2.950%	5/5/2045	5,350	3,684
	Republic of Philippines	2.650%	12/10/2045	6,100	3,969
	Republic of Philippines	3.200%	7/6/2046	8,961	6,340
	Republic of Philippines	4.200%	3/29/2047	3,950	3,254
	Republic of Philippines	5.950%	10/13/2047	3,025	3,144
	Republic of Philippines	5.500%	1/17/2048	4,900	4,830
	Republic of Philippines	5.600%	5/14/2049	4,000	3,946
	Republic of Philippines	5.175%	9/5/2049	3,500	3,262
	Republic of Philippines	5.900%	2/4/2050	4,100	4,209
	ROP Sukuk Trust	5.045%	6/6/2029	3,900	3,977
					152,541
Poland (2.2%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	6,975	7,066
[1]	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	6,700	6,912
	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	200	207
[1]	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	6,575	6,533
	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	350	349
	Republic of Poland	5.500%	11/16/2027	5,775	5,949
	Republic of Poland	4.625%	3/18/2029	5,985	6,044
	Republic of Poland	4.875%	2/12/2030	11,330	11,564
	Republic of Poland	5.750%	11/16/2032	6,245	6,580
	Republic of Poland	4.875%	10/4/2033	9,940	9,885
	Republic of Poland	5.125%	9/18/2034	11,900	11,939
	Republic of Poland	5.375%	2/12/2035	10,900	11,096
	Republic of Poland	5.500%	4/4/2053	10,060	9,393
	Republic of Poland	5.500%	3/18/2054	13,812	12,890
					106,407
Qatar (3.0%)
	State of Qatar	4.500%	2/27/2028	1,875	1,895
[1]	State of Qatar	4.500%	4/23/2028	300	303
	State of Qatar	4.500%	4/23/2028	11,935	12,060
	State of Qatar	4.000%	3/14/2029	16,700	16,578
	State of Qatar	4.625%	5/29/2029	4,100	4,163
	State of Qatar	3.750%	4/16/2030	12,304	12,071
[1]	State of Qatar	9.750%	6/15/2030	5,473	6,794
	State of Qatar	4.750%	5/29/2034	6,125	6,266
[1]	State of Qatar	4.875%	2/27/2035	6,800	6,965
	State of Qatar	4.875%	2/27/2035	1,200	1,229
[1]	State of Qatar	6.400%	1/20/2040	4,030	4,558
[1]	State of Qatar	5.750%	1/20/2042	4,400	4,656
	State of Qatar	4.625%	6/2/2046	7,936	7,123
	State of Qatar	5.103%	4/23/2048	23,695	22,609
	State of Qatar	4.817%	3/14/2049	23,983	21,976
	State of Qatar	4.400%	4/16/2050	20,038	17,134
					146,380
Romania (2.0%)
	Romania	3.000%	2/27/2027	5,376	5,211
	Romania	5.250%	11/25/2027	3,770	3,784
	Romania	6.625%	2/17/2028	7,172	7,421
	Romania	5.875%	1/30/2029	7,966	8,072
[1]	Romania	5.750%	9/16/2030	8,200	8,233
	Romania	3.000%	2/14/2031	4,948	4,334
	Romania	3.625%	3/27/2032	4,318	3,773
	Romania	7.125%	1/17/2033	6,372	6,754
	Romania	6.375%	1/30/2034	7,824	7,808
	Romania	6.000%	5/25/2034	4,010	3,907
[1]	Romania	5.750%	3/24/2035	7,826	7,413
	Romania	5.750%	3/24/2035	400	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Romania	6.625%	5/16/2036	6,900	6,887
[1]	Romania	7.500%	2/10/2037	4,760	5,050
	Romania	7.500%	2/10/2037	260	276
	Romania	6.125%	1/22/2044	4,030	3,695
	Romania	5.125%	6/15/2048	4,780	3,785
	Romania	4.000%	2/14/2051	7,966	5,182
	Romania	7.625%	1/17/2053	4,978	5,192
					97,155
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/2031	2,500	2,167
Saudi Arabia (8.5%)
	Kingdom of Saudi Arabia	3.250%	10/26/2026	20,603	20,281
	Kingdom of Saudi Arabia	2.500%	2/3/2027	4,900	4,754
	Kingdom of Saudi Arabia	5.125%	1/13/2028	19,913	20,215
	Kingdom of Saudi Arabia	4.750%	1/18/2028	12,781	12,875
	Kingdom of Saudi Arabia	3.625%	3/4/2028	20,072	19,704
	Kingdom of Saudi Arabia	4.375%	4/16/2029	16,075	16,037
	Kingdom of Saudi Arabia	4.750%	1/16/2030	12,903	13,035
	Kingdom of Saudi Arabia	4.500%	4/17/2030	12,229	12,246
	Kingdom of Saudi Arabia	3.250%	10/22/2030	5,974	5,621
	Kingdom of Saudi Arabia	5.375%	1/13/2031	11,948	12,398
	Kingdom of Saudi Arabia	2.750%	2/3/2032	3,996	3,592
	Kingdom of Saudi Arabia	5.500%	10/25/2032	10,000	10,449
	Kingdom of Saudi Arabia	2.250%	2/2/2033	10,920	9,190
	Kingdom of Saudi Arabia	4.875%	7/18/2033	14,081	14,119
	Kingdom of Saudi Arabia	5.000%	1/16/2034	15,800	15,856
	Kingdom of Saudi Arabia	5.625%	1/13/2035	16,350	17,076
	Kingdom of Saudi Arabia	4.500%	10/26/2046	26,025	21,599
	Kingdom of Saudi Arabia	4.625%	10/4/2047	17,748	14,901
	Kingdom of Saudi Arabia	5.000%	4/17/2049	13,924	12,226
	Kingdom of Saudi Arabia	5.250%	1/16/2050	13,792	12,562
	Kingdom of Saudi Arabia	3.250%	11/17/2051	4,840	3,135
	Kingdom of Saudi Arabia	5.000%	1/18/2053	13,308	11,511
	Kingdom of Saudi Arabia	5.750%	1/16/2054	18,832	18,135
	Kingdom of Saudi Arabia	3.750%	1/21/2055	10,730	7,374
	Kingdom of Saudi Arabia	4.500%	4/22/2060	11,800	9,263
	Kingdom of Saudi Arabia	3.450%	2/2/2061	9,118	5,678
	KSA Sukuk Ltd.	3.628%	4/20/2027	17,993	17,739
	KSA Sukuk Ltd.	5.250%	6/4/2027	4,925	4,995
	KSA Sukuk Ltd.	5.268%	10/25/2028	9,851	10,101
	KSA Sukuk Ltd.	4.303%	1/19/2029	8,026	7,998
	KSA Sukuk Ltd.	4.274%	5/22/2029	11,919	11,846
	KSA Sukuk Ltd.	2.969%	10/29/2029	9,855	9,294
	KSA Sukuk Ltd.	5.250%	6/4/2030	5,845	6,023
	KSA Sukuk Ltd.	2.250%	5/17/2031	7,847	6,910
	KSA Sukuk Ltd.	4.511%	5/22/2033	11,960	11,763
	KSA Sukuk Ltd.	5.250%	6/4/2034	9,000	9,243
					419,744
Senegal (0.2%)
[2]	Republic of Senegal	7.750%	6/10/2031	4,628	3,785
[2]	Republic of Senegal	6.250%	5/23/2033	4,375	3,250
[2]	Republic of Senegal	6.750%	3/13/2048	3,900	2,529
					9,564
Serbia (0.4%)
	Republic of Serbia	6.250%	5/26/2028	3,025	3,126
	Republic of Serbia	2.125%	12/1/2030	4,870	4,167
	Republic of Serbia	6.500%	9/26/2033	3,900	4,136
[1]	Republic of Serbia	6.000%	6/12/2034	5,280	5,371
	Republic of Serbia	6.000%	6/12/2034	525	535
					17,335
South Africa (1.5%)
	Republic of South Africa	4.850%	9/27/2027	3,975	3,960
	Republic of South Africa	4.300%	10/12/2028	8,200	7,924
	Republic of South Africa	4.850%	9/30/2029	7,975	7,681
	Republic of South Africa	5.875%	6/22/2030	5,639	5,607
	Republic of South Africa	5.875%	4/20/2032	5,500	5,367
[1]	Republic of South Africa	7.100%	11/19/2036	6,900	6,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of South Africa	7.100%	11/19/2036	800	795
	Republic of South Africa	6.250%	3/8/2041	3,025	2,629
	Republic of South Africa	5.375%	7/24/2044	4,200	3,185
	Republic of South Africa	5.000%	10/12/2046	4,048	2,813
	Republic of South Africa	5.650%	9/27/2047	5,935	4,454
	Republic of South Africa	6.300%	6/22/2048	2,440	1,974
	Republic of South Africa	5.750%	9/30/2049	11,840	8,851
	Republic of South Africa	7.300%	4/20/2052	6,375	5,734
[1]	Republic of South Africa	7.950%	11/19/2054	5,850	5,555
					73,372
Sri Lanka (0.6%)
[2]	Republic of Sri Lanka	4.000%	4/15/2028	4,836	4,590
[3]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/27	3.100%	1/15/2030	4,319	3,895
[3]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/27	3.350%	3/15/2033	8,558	7,020
[3]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/27	3.600%	5/15/2036	3,979	3,337
[3]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/27	3.600%	2/15/2038	7,929	6,638
[3]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/2035	5,734	4,083
					29,563
Suriname (0.1%)
	Republic of Suriname	7.950%	7/15/2033	2,786	2,770
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	8/4/2026	3,960	3,901
	Republic of Trinidad & Tobago	4.500%	6/26/2030	1,840	1,724
	Republic of Trinidad & Tobago	5.950%	1/14/2031	2,279	2,251
	Republic of Trinidad & Tobago	6.400%	6/26/2034	3,060	2,969
					10,845
Turkiye (6.3%)
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/2027	11,600	11,854
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/2029	9,728	10,382
[1]	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	8,600	8,623
	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	1,075	1,079
[1]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	10,800	10,846
	Republic of Turkiye	4.875%	10/9/2026	11,774	11,724
	Republic of Turkiye	6.000%	3/25/2027	13,146	13,245
	Republic of Turkiye	8.600%	9/24/2027	8,150	8,629
	Republic of Turkiye	9.875%	1/15/2028	13,685	14,952
	Republic of Turkiye	5.125%	2/17/2028	7,875	7,751
	Republic of Turkiye	6.125%	10/24/2028	10,828	10,898
	Republic of Turkiye	9.375%	3/14/2029	9,175	10,120
	Republic of Turkiye	7.625%	4/26/2029	11,925	12,507
	Republic of Turkiye	11.875%	1/15/2030	5,952	7,340
	Republic of Turkiye	5.250%	3/13/2030	8,124	7,766
	Republic of Turkiye	9.125%	7/13/2030	9,970	11,093
	Republic of Turkiye	5.950%	1/15/2031	8,845	8,580
	Republic of Turkiye	5.875%	6/26/2031	6,950	6,671
	Republic of Turkiye	7.125%	2/12/2032	10,000	10,109
	Republic of Turkiye	7.250%	5/29/2032	7,965	8,094
	Republic of Turkiye	7.125%	7/17/2032	6,970	7,026
	Republic of Turkiye	9.375%	1/19/2033	11,175	12,707
	Republic of Turkiye	6.500%	9/20/2033	5,905	5,707
	Republic of Turkiye	8.000%	2/14/2034	5,909	6,337
	Republic of Turkiye	7.625%	5/15/2034	12,175	12,619
	Republic of Turkiye	6.500%	1/3/2035	13,833	13,210
	Republic of Turkiye	6.875%	3/17/2036	10,839	10,621
	Republic of Turkiye	7.250%	3/5/2038	3,925	4,004
	Republic of Turkiye	6.750%	5/30/2040	7,880	7,315
	Republic of Turkiye	6.000%	1/14/2041	11,840	9,934
	Republic of Turkiye	4.875%	4/16/2043	11,900	8,533
	Republic of Turkiye	6.625%	2/17/2045	11,900	10,286
	Republic of Turkiye	5.750%	5/11/2047	14,217	10,860
					311,422
Ukraine (0.6%)
[3]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/2030	2,266	1,069
[3]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/2034	7,903	2,997
[1,3]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/2035	5,376	2,518
[3]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/2035	790	372
[1,3]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/2036	5,085	2,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/2036	400	189
[3]	Ukraine, 6.000% coupon rate effective 2/1/27	4.500%	2/1/2029	4,675	2,872
[3]	Ukraine, 6.000% coupon rate effective 2/1/27	4.500%	2/1/2034	12,540	6,515
[1,3]	Ukraine, 6.000% coupon rate effective 2/1/27	1.750%	2/1/2035	11,159	5,696
[3]	Ukraine, 6.000% coupon rate effective 2/1/27	4.500%	2/1/2035	570	293
[1,3]	Ukraine, 6.000% coupon rate effective 2/1/27	1.750%	2/1/2036	9,013	4,532
[3]	Ukraine, 6.000% coupon rate effective 2/1/27	4.500%	2/1/2036	880	446
					29,879
United Arab Emirates (4.4%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/2029	3,530	3,628
	Dubai DOF Sukuk Ltd.	4.800%	5/21/2029	2,000	2,053
	Dubai DOF Sukuk Ltd.	2.763%	9/9/2030	6,425	5,969
	Emirate of Abu Dhabi	3.125%	10/11/2027	16,429	16,094
	Emirate of Abu Dhabi	1.625%	6/2/2028	7,907	7,379
	Emirate of Abu Dhabi	4.875%	4/30/2029	7,000	7,174
	Emirate of Abu Dhabi	2.500%	9/30/2029	11,948	11,208
	Emirate of Abu Dhabi	3.125%	4/16/2030	11,975	11,479
	Emirate of Abu Dhabi	1.700%	3/2/2031	5,950	5,230
	Emirate of Abu Dhabi	1.875%	9/15/2031	7,000	6,125
	Emirate of Abu Dhabi	2.000%	10/19/2031	3,960	3,483
	Emirate of Abu Dhabi	4.050%	7/7/2032	7,083	6,989
	Emirate of Abu Dhabi	4.917%	9/25/2033	5,855	6,103
	Emirate of Abu Dhabi	5.000%	4/30/2034	5,850	6,102
[1]	Emirate of Abu Dhabi	4.857%	7/2/2034	5,600	5,780
	Emirate of Abu Dhabi	4.857%	7/2/2034	350	362
	Emirate of Abu Dhabi	2.875%	10/19/2041	3,937	2,949
	Emirate of Abu Dhabi	4.125%	10/11/2047	11,948	9,922
	Emirate of Abu Dhabi	3.125%	9/30/2049	16,137	11,110
	Emirate of Abu Dhabi	3.875%	4/16/2050	15,750	12,327
	Emirate of Abu Dhabi	3.000%	9/15/2051	5,240	3,455
	Emirate of Abu Dhabi	4.951%	7/7/2052	4,924	4,543
	Emirate of Abu Dhabi	5.500%	4/30/2054	6,900	6,939
	Emirate of Abu Dhabi	3.250%	10/19/2061	8,150	5,328
	Emirate of Abu Dhabi	2.700%	9/2/2070	6,061	3,276
	Emirate of Dubai	5.250%	1/30/2043	4,225	4,019
	Emirate of Dubai	3.900%	9/9/2050	5,492	3,967
	Finance Department Government of Sharjah	6.500%	11/23/2032	3,999	4,240
	Finance Department Government of Sharjah	3.625%	3/10/2033	3,025	2,637
	Finance Department Government of Sharjah	6.125%	3/6/2036	3,875	3,926
	Finance Department Government of Sharjah	4.000%	7/28/2050	3,983	2,608
	Finance Department Government of Sharjah	4.375%	3/10/2051	1,978	1,359
	RAK Capital	5.000%	3/12/2035	4,143	4,217
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	3,815	3,694
	Sharjah Sukuk Program Ltd.	4.226%	3/14/2028	4,925	4,852
	Sharjah Sukuk Program Ltd.	3.234%	10/23/2029	4,036	3,790
	Sharjah Sukuk Program Ltd.	3.886%	4/4/2030	2,775	2,660
	Sharjah Sukuk Program Ltd.	3.200%	7/13/2031	3,000	2,711
	Sharjah Sukuk Program Ltd.	6.092%	3/19/2034	3,800	4,001
[1]	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	3,690	3,696
	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	400	401
					217,785
Uruguay (1.4%)
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	5,048	5,058
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	8,194	8,158
	Oriental Republic of Uruguay	7.875%	1/15/2033	3,344	3,943
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	8,751	9,167
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	4,056	4,813
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	6,216	6,339
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	2,885	2,443
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	15,800	14,469
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	10,263	9,010
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	5,170	4,647
					68,047
Uzbekistan (0.3%)
	Republic of Uzbekistan	7.850%	10/12/2028	2,629	2,797
	Republic of Uzbekistan	5.375%	2/20/2029	1,925	1,901
	Republic of Uzbekistan	3.700%	11/25/2030	2,184	1,954
	Republic of Uzbekistan	3.900%	10/19/2031	2,459	2,176
[1]	Republic of Uzbekistan	6.900%	2/28/2032	2,175	2,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Uzbekistan	6.900%	2/28/2032	250	259
[1]	Republic of Uzbekistan	6.947%	5/25/2032	1,725	1,788
	Republic of Uzbekistan	6.947%	5/25/2032	200	208
					13,336
Zambia (0.2%)
	Republic of Zambia	0.500%	12/31/2053	5,420	3,978
[3]	Republic of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/2033	4,875	4,541
					8,519
Total Sovereign Bonds (Cost $4,300,260)					4,134,334
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[6]	Vanguard Market Liquidity Fund (Cost $48,366)	4.367%		483,706	48,366
Total Investments (99.1%) (Cost $5,066,779)					4,865,309
Other Assets and Liabilities—Net (0.9%)					45,306
Net Assets (100.0%)					4,910,615
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $410,080, representing 8.4% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Step bond.
4	Non-income-producing security—security in default.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	39	8,072	(1)
10-Year U.S. Treasury Note	September 2025	10	1,111	—
				(1)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(10)	(1,082)	—
Ultra 10-Year U.S. Treasury Note	September 2025	(29)	(3,279)	(24)
Ultra Long U.S. Treasury Bond	September 2025	(20)	(2,346)	(14)
				(38)
				(39)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	157	—	157
Corporate Bonds	—	682,452	—	682,452
Sovereign Bonds	—	4,134,334	—	4,134,334
Temporary Cash Investments	48,366	—	—	48,366
Total	48,366	4,816,943	—	4,865,309
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(39)	—	—	(39)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.